SCHEDULE OF RIGHT-OF-USE ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Cost, beginning balance	$ 858,798	$ 440,506	$ 440,506
Initial adoption of ASU 2016-02				83,549
Additions			379,084	354,263
Foreign exchange effect	(10,139)		39,208	2,694
Cost, ending balance	848,659		858,798	440,506
Accumulated depreciation, beginning balance	260,223	66,519	66,519
Depreciation expense	58,906	47,287	185,754	65,835
Foreign exchange effect	(3,563)		7,950	684
Accumulated depreciation, ending balance	315,566		260,223	66,519
Operating lease right-of-use asset	533,093		598,575	373,987
Net Book Value	533,093		598,575	373,987
Vancouver Office [Member]
Cost, beginning balance	156,881	59,701	59,701
Initial adoption of ASU 2016-02				60,418
Additions			91,237
Foreign exchange effect			5,943	(717)
Cost, ending balance	156,881		156,881	59,701
Accumulated depreciation, beginning balance	90,277	42,142	42,142
Depreciation expense	11,021		44,259	41,708
Foreign exchange effect			3,876	434
Accumulated depreciation, ending balance	101,298		90,277	42,142
Operating lease right-of-use asset	55,583		66,604	17,559
Net Book Value	55,583		66,604	17,559
Virginia Office [Member]
Cost, beginning balance	292,391
Initial adoption of ASU 2016-02
Additions			287,847
Foreign exchange effect			4,544
Cost, ending balance	292,391		292,391
Accumulated depreciation, beginning balance	15,529
Depreciation expense	16,935		15,288
Foreign exchange effect			241
Accumulated depreciation, ending balance	32,464		15,529
Operating lease right-of-use asset	259,927		276,862
Net Book Value	259,927		276,862
Nevada Office [Member]
Cost, beginning balance	24,580	22,856	22,856
Initial adoption of ASU 2016-02				23,131
Additions
Foreign exchange effect			1,724	(275)
Cost, ending balance	24,580		24,580	22,856
Accumulated depreciation, beginning balance	24,580	14,434	14,434
Depreciation expense			8,915	14,286
Foreign exchange effect			1,231	148
Accumulated depreciation, ending balance	24,580		24,580	14,434
Operating lease right-of-use asset				8,422
Net Book Value				8,422
Pilot Plant [Member]
Cost, beginning balance	384,946	357,949	357,949
Initial adoption of ASU 2016-02
Additions				354,263
Foreign exchange effect	(10,139)		26,997	3,686
Cost, ending balance	374,807		384,946	357,949
Accumulated depreciation, beginning balance	129,837	$ 9,943	9,943
Depreciation expense	30,950		117,292	9,841
Foreign exchange effect	(3,563)		2,602	102
Accumulated depreciation, ending balance	157,224		129,837	9,943
Operating lease right-of-use asset	217,583		255,109	348,006
Net Book Value	$ 217,583		$ 255,109	$ 348,006